RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

Type of transaction	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Consulting fees	54,000	60,000	162,000	120,000
Management fees	54,000	45,000	162,000	120,000
Professional fees	32,100	32,100	96,300	92,100
Share-based compensation	-	27,887	209,815	40,016
	140,100	164,987	630,115	372,116